Nature of Operations - Additional Information (Detail)	Mar. 31, 2013
Japanese government
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	35.65%
NTT | Stock Issued
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	63.32%
NTT | Common Stock Outstanding
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	66.65%